RELATED PARTY TRANSACTIONS (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023
Disclosure of transactions between related parties [line items]
Accrued independent directors fees and services	$ 327	$ 314
West Vault Mining Inc. [Member]
Disclosure of transactions between related parties [line items]
Accrued payments received for accounting and administrative services	$ 53	$ 53
HCI [Member]
Disclosure of transactions between related parties [line items]
Number of shares owned	26,955,994
Proportion of entity interest held by another entity	26.30%
Common shares issued for private placement	2,118,645
Equity issuance, price per share	$ 1.18
Proceeds from private placement	$ 2,500